Retirement Benefit and Other Post-retirement Obligations - Summary of Remaining Average Life Expectancy in Years of Pensioner Retiring at Age 65 (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
UK [member]
Disclosure of defined benefit plans [line items]
Male	21 years 9 months 18 days	22 years 6 months	22 years 7 months 6 days
Female	24 years 1 month 6 days	24 years 8 months 12 days	24 years 9 months 18 days
Male	23 years 4 months 24 days	24 years 1 month 6 days	24 years 2 months 12 days
Female	25 years 9 months 18 days	26 years 4 months 24 days	26 years 6 months
US [member]
Disclosure of defined benefit plans [line items]
Male	20 years 8 months 12 days	20 years 7 months 6 days	20 years 6 months
Female	22 years 7 months 6 days	22 years 7 months 6 days	22 years 6 months
Male	22 years 2 months 12 days	22 years 1 month 6 days	22 years
Female	24 years 1 month 6 days	24 years	23 years 10 months 24 days